Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000009559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Real Estate Portfolio
Account Value	$ 16,022.26124	$ 16,022.26124	$ 16,022.26124	$ 15,271.42329	$ 13,801.06338	$ 18,854.54953	$ 13,279.50322	$ 14,447.01677	$ 11,489.1701	$ 12,070.38514	$ 11,150.76591	$ 10,164.95545	$ 10,000
Average Annual Return, Percent	4.92%	2.09%	4.82%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,256.16509	$ 34,256.16509	$ 34,256.16509	27,400.54799	21,696.5302	26,494.72487	20,585.55536	17,386.44879	13,222.63958	13,828.32	11,350.5048	10,138	10,000
Average Annual Return, Percent	25.02%	14.51%	13.09%
Wilshire U S Real Estate Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index
Account Value	$ 17,693.67709	$ 17,693.67709	$ 17,693.67709	$ 16,210.42336	$ 13,951.65105	$ 19,046.62259	$ 13,035.55659	$ 14,161.38684	$ 11,257.95917	$ 11,825.58737	$ 11,279.6522	$ 10,481	$ 10,000
Average Annual Return, Percent	9.15%	4.56%	5.87%